FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Accounts Payable And Accrued Liabilities	$ 5,611	$ 3,260
Amounts Due To Related Parties	72	$ 163
Less Than One Year [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	5,611
Amounts Due To Related Parties	72
Note Payable	5,000
Finance Lease Obligations	1,039
Total	11,722
Financial Instruments [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	5,611
Amounts Due To Related Parties	72
Note Payable	5,000
Finance Lease Obligations	2,072
Total	12,755
Later than one year and not later than five years [member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Amounts Due To Related Parties	0
Note Payable	0
Finance Lease Obligations	1,033
Total	1,033
More Than 5 Years [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Amounts Due To Related Parties	0
Note Payable	0
Finance Lease Obligations	0
Total	$ 0